CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in Capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive income [Member]	Accumulated retained earnings [Member]	Attributable to the shareholders of Actions Semiconductor Co., Ltd. [Member]	Non controlling interest [Member]	Total
Balance at Dec. 31, 2012	$ 1	$ 62,509	$ (42,307)	$ 35,751	$ 222,835	$ 278,789	$ (29)	$ 278,760
Balance, shares at Dec. 31, 2012	408,985,092
Repurchase of ordinary shares			$ (4,853)			(4,853)		$ (4,853)
Repurchase of ordinary shares, shares	(11,772,294)							(11,772,294)
Share-based compensation		$ 492				492		$ 492
Exercise of share-based awards			$ 3,041			3,041		$ 3,041
Exercise of share-based awards, shares	14,261,718							2,172,103
Foreign currency translation adjustments				$ 4,983		4,983		$ 4,983
Net income (loss)					$ 124	124	$ (2)	122
Balance at Dec. 31, 2013	$ 1	$ 63,001	$ (44,119)	$ 40,734	$ 222,959	282,576	$ (31)	282,545
Balance, shares at Dec. 31, 2013	411,474,516
Repurchase of ordinary shares			$ (28,902)			(28,902)		$ (28,902)
Repurchase of ordinary shares, shares	(70,774,015)							(70,774,015)
Share-based compensation		$ 45				45		$ 45
Exercise of share-based awards			$ 2,542			2,542		$ 2,542
Exercise of share-based awards, shares	12,315,954							1,815,259
Foreign currency translation adjustments				$ (3,797)		(3,797)		$ (3,797)
Net income (loss)					$ (30,361)	(30,361)	$ (2)	(30,363)
Balance at Dec. 31, 2014	$ 1	$ 63,046	$ (70,479)	$ 36,937	$ 192,598	222,103	$ (33)	222,070
Balance, shares at Dec. 31, 2014	353,016,455
Repurchase of ordinary shares			$ (34,020)			(34,020)		$ (34,020)
Repurchase of ordinary shares, shares	(90,772,831)							(90,772,831)
Share-based compensation		$ 380				380		$ 380
Exercise of share-based awards			$ 763			763		$ 763
Exercise of share-based awards, shares	3,581,304							544,584
Foreign currency translation adjustments				$ (5,074)		(5,074)		$ (5,074)
Net income (loss)					$ (28,435)	(28,435)	$ (1)	(28,436)
Balance at Dec. 31, 2015	$ 1	$ 63,426	$ (103,736)	$ 31,863	$ 164,163	$ 155,717	$ (34)	$ 155,683
Balance, shares at Dec. 31, 2015	265,824,928